General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
General and Administrative Expenses (CHF million)
Occupancy expenses	567	581
IT, machinery, etc.	760	708
Provisions and losses	443	72
Travel and entertainment	176	185
Professional services	901	886
Amortization and impairment of other intangible assets	13	14
Other	834	874
General and administrative expenses	3,694	3,320